Intangibles assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Abstract]
Summary of Carrying Amount of Intangible Assets and Goodwill

Changes in the carrying amount of intangible assets and goodwill for the years ended December 31, 2021 and 2020 are analysed in the following tables.

	Trademarks, patents and other	Software	Goodwill	Total
Cost as at December 31, 2019	14,086	30,471	4,068	48,625
Additions	107	685	—	792
Impairment of goodwill	—	—	(1,866)	(1,866)
Reclassifications to assets held for sale	(174)	(53)	—	(227)
Effect of translation adjustments	3	(113)	(281)	(391)
Cost as at December 31, 2020	14,022	30,990	1,921	46,933
Additions	100	1,376	—	1,476
Impairment of goodwill	—	—	—	—
Disposals	(22)	(168)	—	(190)
Effect of translation adjustments	16	38	—	54
Cost as at December 31, 2021	14,116	32,236	1,921	48,273

Accumulated amortisation as at December 31, 2019	(13,634)	(28,970)	—	(42,604)
Amortisation	(145)	(762)	—	(907)
Disposals	—	—	—	—
Reclassifications to assets held for sale	167	51	—	218
Effect of translation adjustments	7	110	—	117
Accumulated amortisation as at December 31, 2020	(13,605)	(29,571)	—	(43,176)
Amortisation	(140)	(950)	—	(1,090)
Disposals	22	166	—	188
Effect of translation adjustments	(12)	(37)	—	(49)
Accumulated amortisation as at December 31, 2021	(13,735)	(30,392)	—	(44,127)

Net book value as at December 31, 2019	452	1,501	4,068	6,021
Net book value as at December 31, 2020	417	1,419	1,921	3,757
Net book value as at December 31, 2021	381	1,844	1,921	4,146

Summary of Inputs and Assumptions Used in Performing Impairment Test for Intangible Assets and Goodwill	.

December 31, 2021

CGU	Net book value after impairment test	Long-term growth rate	WACC	Annual sales growth rate 2022	Annual sales growth rate 2023–2026
Italy – retail stores	1,921	0.73%	8.89%	4.3%	3.2%

December 31, 2020

CGU	Net book value after impairment test	Long-term growth rate	WACC	Annual sales growth rate 2021	Annual sales growth rate 2022–2025
Italy – retail stores	1,921	0.90%	8.92%	8.03%	2.50%
Mexico – retail stores	—	3.57%	13.31%	18.00%	2.13%
Total goodwill	1,921